Other comprehensive income (loss) - Changes in AOCI (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		$ 41,251
Adjusted balance			$ 41,537
Change in accumulated other comprehensive income (loss)	[1]	(823)	1,423	$ (1,196)
Ending Balance		40,638	41,251
Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		(1,613)	(2,451)	(1,632)
Adjusted balance			(1,613)
Change in accumulated other comprehensive income (loss)		(302)	838	(819)
Ending Balance		(1,915)	(1,613)	(2,451)
Accumulated Defined Benefits Adjustment | Pension Benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		(887)	(1,306)	(1,250)
Adjusted balance			(887)
Change in accumulated other comprehensive income (loss)		(118)	419	(56)
Ending Balance		(1,005)	(887)	(1,306)
Accumulated Defined Benefits Adjustment | Other post-retirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		(50)	(42)	(47)
Adjusted balance			(50)
Change in accumulated other comprehensive income (loss)		(2)	(8)	5
Ending Balance		(52)	(50)	(42)
Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		186	36	327
Adjusted balance			184
Change in accumulated other comprehensive income (loss)		(380)	150	(291)
Ending Balance		(196)	186	36
Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		7	(2)	2
Adjusted balance			7
Change in accumulated other comprehensive income (loss)		(10)	9	(4)
Ending Balance		(3)	7	(2)
Total accumulated other comprehensive income (loss), net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning Balance		(2,357)	(3,765)	(2,600)
Adjusted balance			(2,359)
Change in accumulated other comprehensive income (loss)		(812)	1,408	(1,165)
Ending Balance		$ (3,171)	(2,357)	$ (3,765)
ASU 2017-12
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU			25
ASU 2017-12 | Foreign currency translation
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU			0
ASU 2017-12 | Accumulated Defined Benefits Adjustment | Pension Benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU			0
ASU 2017-12 | Accumulated Defined Benefits Adjustment | Other post-retirement benefits
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU			0
ASU 2017-12 | Unrealized gain (loss) on assets available-for-sale
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU			(2)
ASU 2017-12 | Unrealized gain (loss) on cash flow hedges
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU			0
ASU 2017-12 | Total accumulated other comprehensive income (loss), net of tax
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Adjustment for the cumulative effect of applying the ASU			$ (2)

[1]	Other comprehensive (loss) income attributable to The Bank of New York Mellon Corporation shareholders was $(812) million for the year ended Dec. 31, 2018, $1,408 million for the year ended Dec. 31, 2017 and $(1,165) million for the year ended Dec. 31, 2016.